Interim Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Jun. 30, 2026	Feb. 12, 2026	Jan. 23, 2026	Dec. 31, 2025	Feb. 15, 2024
Common stock, shares authorized			100,000,000,000		500,000,000
Common stock, par value			$ 0.000005		$ 0.001
Common stock, shares outstanding		37,777.78
Preferred stock, shares authorized	22,222,222.22		10,000,000,000	22,222,222.22
Preferred stock, par value	$ 0.00225		$ 0.000005	$ 0.00225
Preferred stock, shares issued
Preferred stock, shares outstanding
Common Class A [Member]
Common stock, shares authorized	10,177,777,777.78		80,000,000,000	177,777,777.78
Common stock, par value	$ 0.00225		$ 0.000005	$ 0.00225
Common stock, shares issued	1,299,391	18,427		18,427
Common stock, shares outstanding	1,299,391	18,427		18,427
Common Class B [Member]
Common stock, shares authorized	22,222,222.22		10,000,000,000	22,222,222.22
Common stock, par value	$ 0.00225		$ 0.000005	$ 0.00225
Common stock, shares issued	19,351	19,350.78		19,351
Common stock, shares outstanding	19,351	19,350.78		19,351